Business Combination - Fair value of the identifiable assets and liabilities, Electrosteel Steels Limited (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Jun. 04, 2018 INR (₨)	Jun. 04, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Jun. 04, 2018 USD ($)
LIABILITIES
Bargain Gain/Goodwill (C-D-E)			₨ 720
Electrosteel Steels Limited [member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment (including CWIP)	₨ 48,449			$ 701
Non-current tax assets	55			1
Other non-current assets	557			8
Non-current assets	49,061			710
Inventories	8,197			119
Trade and other receivables	3,847			55
Short-term investments	3,109			45
Cash and cash equivalents	2,450			35
Current Assets	17,603			254
Total Assets (A)	66,664			964
LIABILITIES
Borrowings	67			1
Trade and other payables	11,308			164
Provisions	127			2
Total Liabilities (B)	11,502			167
Net Assets (C=A-B)	55,162			797
Total Cash Consideration (D)	53,200			769
Non-Controlling interest on acquisition (10% of net assets after adjustment of borrowings from immediate parent (VSL) of Rs35,544 million ($ 514 million) (E)	1,962			$ 28
Bargain Gain/Goodwill (C-D-E)	0	$ 0
Acquisition costs recognised in Consolidated Statements of Profit or Loss	₨ (180)	$ (3)